Inventories (Details) - Schedule of Adjustment to Recoverable Value of Inventories of Agricultural Products - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Adjustment to Recoverable Value of Inventories of Agricultural Products [Abstract]
Balance at beginning	R$ (18,565)	R$ (7,775)
Adjustment to recoverable value of agricultural products, net	(1,091)	(47,708)
Realization as cost of sales	18,894	36,918
Balance at ending	R$ (762)	R$ (18,565)